Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Depreciation method, property, plant and equipment	straight-line basis
Percentage of revenues	98.70%
Gain on Reclassification of Nonoperating Income to Equity in Earnings of Investees	$ 3.7	$ 1.7
Restructuring Costs Reclassified To Selling General And Administrative Expense		2.1
Operating expense		$ 0.4
Buildings [member]
Useful lives or depreciation rates, property, plant and equipment	50 year
Computer software [member]
Amortisation method, intangible assets other than goodwill	straight line basis
Land Use Rights [Member]
Useful lives or amortisation rates, intangible assets other than goodwill	19 year
Amortisation method, intangible assets other than goodwill	straight line basis
Acquired Technologies [Member]
Amortisation method, intangible assets other than goodwill	straight-line basis
Manufacturing and production rights [Member]
Amortisation method, intangible assets other than goodwill	straight-line basis
Bottom of range [member]
Useful lives or depreciation rates, property, plant and equipment	3 year
Bottom of range [member] | Computer software [member]
Useful lives or amortisation rates, intangible assets other than goodwill	3 year
Bottom of range [member] | Acquired Technologies [Member]
Useful lives or amortisation rates, intangible assets other than goodwill	5 year
Bottom of range [member] | Manufacturing and production rights [Member]
Useful lives or amortisation rates, intangible assets other than goodwill	3 year
Top of range [member]
Useful lives or depreciation rates, property, plant and equipment	40 year
Top of range [member] | Computer software [member]
Useful lives or amortisation rates, intangible assets other than goodwill	10 year
Top of range [member] | Acquired Technologies [Member]
Useful lives or amortisation rates, intangible assets other than goodwill	15 year
Top of range [member] | Manufacturing and production rights [Member]
Useful lives or amortisation rates, intangible assets other than goodwill	5 year